Income Taxes - Principal Differences Between Income Taxes Computed at U.S. Statutory Tax Rate and German Statutory Tax Rate and Respective Effective Tax Rate (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income tax expense (benefit) at the statutory federal income tax rate		$ (3,348,994)	$ 19,280
Decrease in allowances on deferred tax assets		(4,811,972)	(37,210)
Differences local / Group tax rate		420,337
Nondeductible expenses		438,797	17,930
Correction of net operating loss carryforwards		7,307,952
Other		(6,102)
Total income tax expense (benefit)	$ 18	$ 18